UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09397
                                                   -------------

                           The Gabelli Utilities Fund
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                             ----------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS -- 84.6%
             CABLE AND SATELLITE -- 5.1%
     10,000  Cogeco Cable Inc. ............... $    206,663
     40,000  Cogeco Inc. .....................      768,786
     30,000  Comcast Corp., Cl. A+ ...........    1,013,400
     50,000  DIRECTV Group Inc.+ .............      721,000
     73,000  EchoStar Communications Corp.,
              Cl. A ..........................    2,135,250
     25,000  Insight Communications Co. Inc.,
              Cl A+ ..........................      296,250
     21,000  Liberty Media International Inc.,
              Cl. A+ .........................      918,540
      6,000  Mediacom Communications Corp.,
              Cl. A+ .........................       39,240
      1,000  Shaw Communications Inc., Cl. B,
              New York .......................       20,380
    150,000  UnitedGlobalCom Inc., Cl. A+ ....    1,419,000
                                               ------------
                                                  7,538,509
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 25.7%
     90,000  AES Corp.+ ......................    1,474,200
    205,000  Allegheny Energy Inc.+ ..........    4,235,300
     25,000  ALLETE Inc. .....................    1,046,250
     40,000  American Electric Power Co. Inc.     1,362,400
     24,000  Chubu Electric Power Co. Inc. ...      576,331
     24,000  Chugoku Electric Power Co. Inc. .      455,470
     30,000  Cleco Corp. .....................      639,000
     50,000  DPL Inc. ........................    1,250,000
      6,000  DTE Energy Co. ..................      272,880
     50,000  Duquesne Light Holdings Inc. ....      896,000
     52,000  Edison International ............    1,805,440
     80,000  El Paso Electric Co.+ ...........    1,520,000
    160,000  Electric Power Development Co.
              Ltd. ...........................    4,923,995
     97,000  FPL Group Inc. ..................    3,894,550
     54,300  Great Plains Energy Inc. ........    1,660,494
     30,000  Green Mountain Power Corp. ......      879,000
     12,000  Hokkaido Electric Power Co. Inc.       243,962
     24,000  Hokuriku Electric Power Co. .....      437,116
     96,000  Kansai Electric Power Co. Inc. ..    1,924,834
     80,000  Pepco Holdings Inc. .............    1,679,200
     18,000  Pinnacle West Capital Corp. .....      765,180
     24,000  Shikoku Electric Power Co. Inc. .      470,018
     55,000  Southern Co. ....................    1,750,650
     32,000  Tokyo Electric Power Co. Inc. ...      775,902
     10,000  TXU Corp. .......................      796,300
      2,000  UIL Holdings Corp. ..............      101,300
     70,000  Unisource Energy Corp. ..........    2,167,900
                                               ------------
                                                 38,003,672
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 34.8%
     25,000  Alliant Energy Corp. ............      669,500
     36,000  Ameren Corp. ....................    1,764,360
    375,300  Aquila Inc.+ ....................    1,437,399
        400  Areva ...........................      169,555
     33,000  Black Hills Corp. ...............    1,091,310
      8,000  CH Energy Group Inc. ............      365,600
     26,791  Cinergy Corp. ...................    1,085,571
    130,000  CMS Energy Corp.+ ...............    1,695,200
     36,000  Consolidated Edison Inc. ........    1,518,480
     19,000  Constellation Energy Group ......      982,300
     52,000  Duke Energy Corp. ...............    1,456,520


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
    220,000  El Paso Corp. ................... $  2,327,600
    130,000  Enel SpA ........................    1,243,664
      2,000  Energias de Portugal SA, ADR ....       56,280
     70,000  Energy East Corp. ...............    1,835,400
      4,000  Entergy Corp. ...................      282,640
     43,000  FirstEnergy Corp. ...............    1,803,850
     19,500  Florida Public Utilities Co. ....      366,600
     48,000  Hawaiian Electric Industries Inc.    1,224,960
    100,000  Hera SpA ........................      280,972
      2,000  Iberdrola SA ....................       52,318
      1,000  Korea Electric Power Corp., ADR .       13,440
     24,000  Kyushu Electric Power Co. Inc. ..      510,305
     32,500  Maine & Maritimes Corp. .........      820,625
     42,000  MGE Energy Inc. .................    1,392,300
     43,805  Mirant Corp.+ ...................       12,485
     10,000  National Grid Transco plc, ADR ..      467,500
     31,000  NiSource Inc. ...................      706,490
     42,000  Northeast Utilities .............      809,340
     35,000  NSTAR ...........................    1,900,500
    100,000  OGE Energy Corp. ................    2,695,000
      1,000  Ormat Technologies Inc.+ ........       15,660
     22,800  Otter Tail Corp. ................      570,912
     28,000  PG&E Corp. ......................      954,800
     14,500  PPL Corp. .......................      782,855
     70,000  Progress Energy Inc. ............    2,936,500
     48,700  Public Service Enterprise Group
              Inc. ...........................    2,648,793
      9,000  SCANA Corp. .....................      343,980
     60,000  Scottish Power plc ..............      463,745
     30,000  Scottish Power plc, ADR .........      936,000
     30,000  TECO Energy Inc. ................      470,400
    140,000  Tohoku Electric Power Co. Inc. ..    2,594,237
     40,000  Vectren Corp. ...................    1,065,600
     63,000  Westar Energy Inc. ..............    1,363,320
     55,000  Wisconsin Energy Corp. ..........    1,952,500
     30,000  WPS Resources Corp. .............    1,587,600
    100,000  Xcel Energy Inc. ................    1,718,000
                                               ------------
                                                 51,442,966
                                               ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 8.6%
     50,000  Atmos Energy Corp. ..............    1,350,000
     10,000  Cascade Natural Gas Corp. .......      199,600
     35,000  Chesapeake Utilities Corp. ......      931,000
     10,000  Energen Corp. ...................      666,000
     38,000  KeySpan Corp. ...................    1,480,860
     35,000  Laclede Group Inc. ..............    1,022,000
     58,000  National Fuel Gas Co. ...........    1,658,220
     11,000  Nicor Inc. ......................      407,990
     55,000  ONEOK Inc. ......................    1,695,100
     20,000  Peoples Energy Corp. ............      838,400
     25,000  Piedmont Natural Gas Co. Inc. ...      576,000
      2,000  Snam Rete Gas SpA ...............       11,135
      2,500  South Jersey Industries Inc. ....      141,000
     48,000  Southern Union Co.+ .............    1,205,280
     22,000  Southwest Gas Corp. .............      531,520
                                               ------------
                                                 12,714,105
                                               ------------

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: OIL -- 1.9%
     11,000  Exxon Mobil Corp. ............... $    655,600
     45,000  Kaneb Services LLC ..............    1,919,250
      2,500  Murphy Oil Corp. ................      246,825
                                               ------------
                                                  2,821,675
                                               ------------
             ENERGY AND UTILITIES: WATER -- 0.3%
      1,000  Aqua America Inc. ...............       24,360
        500  California Water Service Group ..       16,685
      5,333  Middlesex Water Co. .............       96,794
     12,000  Pennichuck Corp. ................      311,280
      1,000  Veolia Environnement ............       35,467
                                               ------------
                                                    484,586
                                               ------------
             ENTERTAINMENT -- 2.5%
     40,000  Time Warner Inc.+ ...............      702,000
    100,000  Vivendi Universal SA, ADR+ ......    3,060,000
                                               ------------
                                                  3,762,000
                                               ------------
             METALS AND MINING -- 0.2%
     11,000  Compania de Minas Buenaventura
              SA, ADR ........................      250,580
                                               ------------
             TELECOMMUNICATIONS -- 3.5%
     80,000  AT&T Corp. ......................    1,500,000
     14,000  BellSouth Corp. .................      368,060
        200  Hutchison Telecommunications
              International Ltd.+ ............          191
        200  Indosat Tbk PT ..................          103
     10,000  MCI Inc. ........................      249,200
        200  Mobistar SA+ ....................       17,565
     70,000  Rogers Communications Inc., Cl. B    1,906,800
     15,000  SBC Communications Inc. .........      355,350
     20,000  Sprint Corp. ....................      455,000
        200  Tele2 AB, Cl. B .................        6,604
      1,000  Telecom Italia SpA, ADR .........       37,740
     10,000  Verizon Communications Inc. .....      355,000
                                                -----------
                                                  5,251,613
                                                -----------
             WIRELESS COMMUNICATIONS -- 2.0%
      4,000  America Movil SA de CV, Cl. L, ADR     206,400
      6,000  China Mobile (Hong Kong) Ltd., ADR      98,460
      6,000  China Unicom Ltd., ADR ..........       46,320
      1,000  Cosmote Mobile Telecommunications SA    17,655
      2,400  Mobile TeleSystems, ADR .........       84,456
        190  MobileOne Ltd. ..................          230
      2,000  Nextel Communications Inc., Cl. A+      56,840
     20,000  O2 plc+ .........................       45,071
      3,000  SK Telecom Co. Ltd., ADR ........       59,160
        200  SmarTone Telecommunications Holdings
              Ltd. ...........................          221
      1,000  Telefonica Moviles SA, ADR ......       11,750
      5,000  Telephone and Data Systems Inc. .      408,000
        200  Tim Hellas Telecommunications SA,
              ADR ............................        4,212
        200  Total Access Communications plc+           576
     38,000  United States Cellular Corp.+ ...    1,733,940

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

      4,000  Vimpel-Communications, ADR+ ..... $    137,680
        200  Virgin Mobile Holdings plc+ .....          835
      3,000  Vodafone Group plc, ADR .........       79,680
                                               ------------
                                                  2,991,486
                                               ------------
             TOTAL COMMON STOCKS .............  125,261,192
                                               ------------
             PREFERRED STOCKS -- 0.5%
             ENERGY AND UTILITIES: INTEGRATED -- 0.2%
     15,000  Mirant Trust I,
              6.250% Cv. Pfd., Ser. A+ (a) ...      258,750
                                               ------------
             TELECOMMUNICATIONS -- 0.3%
     11,400  Cincinnati Bell Inc.,
              6.750% Cv. Pfd., Ser. B ........      485,640
                                               ------------
             TOTAL PREFERRED STOCKS ..........      744,390
                                               ------------
     PRINCIPAL
      AMOUNT
     -------
             CONVERTIBLE BONDS -- 0.5%
             ENERGY AND UTILITIES: ELECTRIC -- 0.3%
 $  450,000  AES Corp., Sub. Deb. Cv.,
              4.500%, 08/15/05 ...............      452,812
                                               ------------
             TELECOMMUNICATIONS -- 0.2%
    300,000  Nortel Networks Corp., Cv.,
              4.250%, 09/01/08 ...............      279,000
                                               ------------
             TOTAL CONVERTIBLE BONDS .........      731,812
                                               ------------
             U.S. GOVERNMENT OBLIGATIONS -- 14.4%
21,358,000   U.S. Treasury Bills,
              2.379% to 2.823%++,
              04/07/05 to 06/23/05 ...........   21,287,701
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $132,492,213) ............ $148,025,095
                                               ------------
                                               ------------
------------------
              For Federal tax purposes:
              Aggregate cost ................. $132,492,213
                                               ------------
                                               ------------
              Gross unrealized appreciation .. $ 16,981,472
              Gross unrealized depreciation ..   (1,448,590)
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $ 15,532,882
                                               ------------
                                               ------------
------------------
(a)    Security in default.

+      Non-income producing security.

++     Represents annualized yield at date of purchase.

ADR  - American Depository Receipt.

* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund
           ----------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         ------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.